Equity	12 Months Ended
Jun. 30, 2026
Equity [Abstract]
EQUITY

NOTE 11 — EQUITY

Ordinary shares

The Company was incorporated as a limited liability company on May 31, 2024, under the laws of the Cayman Islands. It is a holding company and does not actively engage in any business. According to its Amended and Restated Memorandum and Articles of Association, the Company is authorized to issue 5,000,000,000 ordinary shares with a par value of USD 0.00001 each.

On May 31, 2024, the date of its incorporation, 1 ordinary share was issued to Quality Corporate Services Ltd. This share was then transferred to Star Blessings Limited. On June 28, 2024, Acco Group Holdings Limited issued additional shares: 924 shares to Star Blessings Limited, 50 shares to Mr. Cheung Po LUI, and 25 shares to Mr. Po TSUI. As a result, the Company was owned by Star Blessings Limited (925 shares), Mr. Cheung Po LUI (50 shares), and Mr. Po TSUI (25 shares).

On June 21, 2024, Starry Prospect Limited, a subsidiary of Acco Group Holdings Limited, acquired all the issued shares of Accolade Consultants Limited and Accolade Corporate Services Limited at the consideration of HKD6,531,673 (USD837,934) and HKD8,768,765 (USD1,124,201), respectively. On the same day, Starry Prospect Limited also acquired all the issued shares of Accolade IP (SG) Pte. Ltd at the consideration of S$121,954 (USD90,457). As a result, all three companies became indirect wholly-owned subsidiaries of Acco Group Holdings Limited.

On August 8, 2024, the shareholders of Acco Group Holdings Limited, including Star Blessings Limited, Mr. Cheung Po LUI, and Mr. Po TSUI, approved a share subdivision. This subdivision split each issued and unissued share with a par value of USD 1 into 100,000 shares with a par value of USD 0.00001. Following the subdivision, the authorized share capital of the Company became USD 50,000, divided into 5,000,000,000 Ordinary Shares. The Company then had 100,000,000 issued and outstanding shares, with 92,500,000 shares held by Star Blessings Limited, 5,000,000 shares by Mr. Cheung Po LUI, and 2,500,000 shares by Mr. Po TSUI.

On August 16, 2024, Star Blessings Limited transferred 4,900,000 shares to Forever Peak Holdings Limited and 4,500,000 shares to River Wise Holdings Limited. Following these transfers, the ownership structure of the Company was as follows: Star Blessings Limited held 83,100,000 shares, Mr. Cheung Po LUI held 5,000,000 shares, Forever Peak Holdings Limited held 4,900,000 shares, River Wise Holdings Limited held 4,500,000 shares, and Mr. Po TSUI held 2,500,000 shares.

On July 11, 2025, the Company’s shareholders approved a one (1) for eight (8) reverse share split of its issued and unissued shares (the “Reverse Share Split”). Following the Reverse Share Split, our then existing 5,000,000,000 ordinary shares issued and unissued with a par value of USD 0.00001 each were divided into a total of 625,000,000 Ordinary Shares issued and unissued with a par value of USD 0.00008 each. The then existing 100,000,000 ordinary shares issued and outstanding were divided into 12,500,000 Ordinary Shares issued and outstanding, of which 10,387,500, 625,000, 612,500, 562,500 and 312,500 Ordinary Shares are held by Star Blessings Limited, Mr. Cheung Po LUI, Forever Peak Holdings Limited, River Wise Holdings Limited and Mr. Po TSUI, respectively. On July 11, 2025, the Company adopted the second amended and restated memorandum and articles of association.

The Company believes it is appropriate to reflect such changes in share structure on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented. As a result, the Company has 625,000,000 authorized shares, par value of USD 0.00008, of which 12,500,000 were issued and outstanding as of June 30, 2026 and 2025.

On October 20, 2025, the Company completed its initial public offering of 1,400,000 ordinary shares at a price of $4.00 per share, raising gross proceeds of $5,600,000. On November 14, 2025, the underwriters exercised their overallotment option, resulting in the issuance of an additional 49,900 Ordinary Shares, contributing $199,600 in additional gross proceeds. Total aggregate gross proceeds from the IPO and overallotment were $5,799,600, prior to deducting underwriting discounts, commissions, and offering expenses. The net proceeds $3,508,805 was credited to additional paid in capital under consolidated statements of changes in shareholders’ equity for the year ended June 30, 2026 after deducting underwriting discounts, commissions, and offering expenses amounted to $2,290,650.

On January 13, 2026, the Company increased its authorized share capital from US$50,000 divided into 625,000,000 ordinary shares with a par value of US$0.00008 each, to US$400,000 divided into 5,000,000,000 ordinary shares with a par value of US$0.00008 each, by the creation of an additional 4,375,000,000 ordinary shares. Subsequently, to establish a dual-class share capital structure, the Company re-designated and restructured its authorized share capital into US$400,000 divided into (i) 4,500,000,000 Class A Ordinary Shares with a par value of US$0.00008 each, and (ii) 500,000,000 Class B Ordinary Shares with a par value of US$0.00008 each. The adoption of the dual-class share structure and share re-designation were executed through the following sequential measures:

(1)	re-designating and re-classifying 4,500,000,000 authorized ordinary shares (comprising of 13,949,900 issued and outstanding ordinary shares and 4,486,050,100 unissued ordinary shares) into Class A ordinary shares on a one-for-one basis, each conferring the holder thereof one (1) vote per Class A ordinary share;

(2)	re-designating and re-classifying 500,000,000 authorized and unissued ordinary shares into Class B ordinary shares on a one-for-one basis, each Class B ordinary share entitling the holder to fifty (50) votes;

(3)	Repurchasing 2,000,000 Class A ordinary shares held by Star Blessings Limited, funded entirely by a fresh issuance of an aggregate of 2,000,000 Class B ordinary shares, credited as fully paid to Star Blessings Limited; and

(4)	The allotting Class B ordinary shares as such to Star Blessings Limited’s shareholding in the Company consists of 8,387,500 Class A ordinary shares and 2,000,000 Class B ordinary shares.

Dividends

The holders of Acco’s Ordinary Shares are entitled to such dividends as may be declared by our board of directors. In addition, our shareholders may declare dividends by ordinary resolution, but no dividend shall exceed the amount recommended by our directors. The directors may by board resolutions declare and pay interim dividends or recommend final dividends in accordance with the respective rights of the shareholders if it appears to our board that they are justified by the financial position of our Company and that such dividends may lawfully be paid. Under the laws of the Cayman Islands, our Company may pay a dividend out of either profit or the credit standing in our Company’s share premium account or as otherwise permitted by the Companies Act, provided that in no circumstances may a dividend be paid if this would result in our Company being unable to pay its debts as they fall due in the ordinary course of business immediately following the date on which the distribution or dividend is paid.

The Company has not declared or paid any dividends for the year ended June 30, 2026 and 2025. The Company currently intends to retain all future earnings for use in the operation and expansion of its business. Any future determination related to our dividend policy will be made at the discretion of our board of directors after considering our financial condition, results of operations, capital requirements, contractual requirements, business prospects and other factors the board of directors deems relevant, and will be subject to the restrictions contained in any future financing instruments.

Voting rights

Holders of Class A ordinary shares and Class B ordinary shares shall, at all times, vote together as one class on all matters submitted to a vote by the members at any general meeting of the Company.

Holders of our Ordinary Shares may vote on all matters submitted to a vote of our shareholders, except as may otherwise be required by law. Subject to any rights or restrictions as to voting attached to any shares, on a poll every shareholder present in person or by proxy (or, if a corporation or other non-natural person, by its duly authorized representative or proxy) shall have one vote for each Class A ordinary share and 50 votes for each Class B ordinary share of which he or the person represented by proxy is the holder. As of June 30, 2026, the holders of Class B Ordinary Shares collectively hold approximately 89.3% of the total voting power of the Company.